Note 16 - Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of tax receivables and payables [text block]
16	Current tax assets and liabilities

	Year ended December 31,
Current tax assets	2019	2018
V.A.T. credits	112,161	67,322
Prepaid taxes	55,227	54,010
	167,388	121,332

	Year ended December 31,
Current tax liabilities	2019	2018
Income tax liabilities	64,994	182,711
V.A.T. liabilities	9,953	18,091
Other taxes	52,678	49,431
	127,625	250,233